Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 35,652	$ 23,019
Tax credits	21,060	6,581
Prepaid property and equipment	13,279	11,344
Notes receivable	4,509	2,799
Rent deposits	4,471	6,584
Other	10,690	12,197
Miscellaneous	$ 89,661	$ 62,524